Taxation - Summary of Movement in Deferred Tax Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at the beginning of the period	£ 5,738	£ 5,369
Exchange adjustments	(30)	(127)
Credit/(charge) to statement of comprehensive income	(100)	(169)
Acquisitions/disposals	(190)	(144)
R&D credits utilisation	(69)	(56)
Deferred tax liability (asset) at the end of the period	6,375	5,738
Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	1,026	865
Share option and award schemes
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at the beginning of the period	74	57
Exchange adjustments	0	0
Credit/(charge) to statement of comprehensive income	0	5
Acquisitions/disposals	0	0
R&D credits utilisation	0	0
Deferred tax liability (asset) at the end of the period	66	74
Share option and award schemes | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	(8)	12
Pensions & other post employment benefits
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at the beginning of the period	571	794
Exchange adjustments	(5)	(24)
Credit/(charge) to statement of comprehensive income	(122)	(184)
Acquisitions/disposals	0	0
R&D credits utilisation	0	0
Deferred tax liability (asset) at the end of the period	341	571
Pensions & other post employment benefits | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	(103)	(15)
Intra-group profit
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at the beginning of the period	1,252	1,099
Exchange adjustments	(10)	(70)
Credit/(charge) to statement of comprehensive income	0	0
Acquisitions/disposals	0	0
R&D credits utilisation	0	0
Deferred tax liability (asset) at the end of the period	1,274	1,252
Intra-group profit | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	32	223
Contingent consideration
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at the beginning of the period	921	992
Exchange adjustments	2	0
Credit/(charge) to statement of comprehensive income	0	0
Acquisitions/disposals	0	0
R&D credits utilisation	0	0
Deferred tax liability (asset) at the end of the period	973	921
Contingent consideration | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	50	(71)
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at the beginning of the period	(676)	(819)
Exchange adjustments	(37)	58
Credit/(charge) to statement of comprehensive income	0	0
Acquisitions/disposals	(190)	(144)
R&D credits utilisation	0	0
Deferred tax liability (asset) at the end of the period	(706)	(676)
Intangible assets | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	197	229
Accelerated capital allowances
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at the beginning of the period	26	(57)
Exchange adjustments	9	11
Credit/(charge) to statement of comprehensive income	0	0
Acquisitions/disposals	0	0
R&D credits utilisation	0	0
Deferred tax liability (asset) at the end of the period	132	26
Accelerated capital allowances | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	97	72
Tax losses
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at the beginning of the period	1,994	1,661
Exchange adjustments	0	(2)
Credit/(charge) to statement of comprehensive income	0	0
Acquisitions/disposals	0	0
R&D credits utilisation	0	0
Deferred tax liability (asset) at the end of the period	2,449	1,994
Tax losses | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	455	335
Other net temporary differences
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at the beginning of the period	1,576	1,642
Exchange adjustments	11	(100)
Credit/(charge) to statement of comprehensive income	22	10
Acquisitions/disposals	0	0
R&D credits utilisation	(69)	(56)
Deferred tax liability (asset) at the end of the period	1,846	1,576
Other net temporary differences | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	£ 306	£ 80